Accumulated Other Comprehensive Income (Loss) [Text Block]	6 Months Ended
Sep. 30, 2018
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss) [Text Block]

10.    ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The following table presents the changes in Accumulated OCI, net of tax and net of noncontrolling interests, for the six months ended September 30, 2017 and 2018:

	Six months ended September 30,
	2017	2018
	(in millions)
Accumulated other comprehensive income (loss), net of taxes:
Net unrealized gains (losses) on investment securities:(1)
Balance at beginning of period	¥2,032,807	¥2,270,346
Net change during the period	253,088	(91,819)
Effect of adopting new guidance on recognition and measurement of financial assets and financial liabilities (Note 1)	—	(2,700,331)

Balance at end of period	¥2,285,895	¥(521,804)

Net debt valuation adjustments:
Balance at beginning of period	¥(10,632)	¥(16,488)
Net change during the period	(5,779)	(2,226)
Effect of adopting new guidance on recognition and measurement of financial assets and financial liabilities (Note 1)	—	(1,911)

Balance at end of period	¥(16,411)	¥(20,625)

Net unrealized losses on derivatives qualifying for cash flow hedges:
Balance at beginning of period	¥(8,729)	¥(19,250)
Net change during the period	(626)	(6,843)

Balance at end of period	¥(9,355)	¥(26,093)

Defined benefit plans:
Balance at beginning of period	¥(214,062)	¥(119,593)
Net change during the period	24,604	16,459

Balance at end of period	¥(189,458)	¥(103,134)

Foreign currency translation adjustments:
Balance at beginning of period	¥482,039	¥362,300
Net change during the period	(37,968)	37,116

Balance at end of period	¥444,071	¥399,416

Balance at end of period	¥2,514,742	¥(272,240)

Note:	(1)	Included unrealized gains (losses) related to only debt securities in six months ended on September 30, 2018.

The following table presents the before tax and net of tax changes in each component of Accumulated OCI for the six months ended September 30, 2017 and 2018:

	Six months ended September 30,
	2017			2018
	Before tax	Tax (expense) or benefit	Net of tax	Before tax	Tax (expense) or benefit	Net of tax
	(in millions)
Net unrealized gains (losses) on investment securities:
Net unrealized gains (losses) on investment securities(1)	¥540,758	¥(169,917)	¥370,841	¥(94,429)	¥29,952	¥(64,477)
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests	(175,398)	52,011	(123,387)	(14,494)	4,626	(9,868)

Net change	365,360	(117,906)	247,454	(108,923)	34,578	(74,345)
Net unrealized gains (losses) on investment securities attributable to noncontrolling interests			(5,634)			17,474

Net unrealized gains (losses) on investment securities attributable to Mitsubishi UFJ Financial Group			253,088			(91,819)

Net debt valuation adjustments:
Net debt valuation adjustments	(8,218)	2,516	(5,702)	(4,038)	1,236	(2,802)
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests	(111)	34	(77)	829	(253)	576

Net change	(8,329)	2,550	(5,779)	(3,209)	983	(2,226)
Net debt valuation adjustments attributable to noncontrolling interests			—			—

Net debt valuation adjustments attributable to Mitsubishi UFJ Financial Group			(5,779)			(2,226)

Net unrealized gains (losses) on derivatives qualifying for cash flow hedges:
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges	4,450	(1,641)	2,809	(10,138)	2,774	(7,364)
Reclassification adjustment for gains (losses) included in net income before attribution of noncontrolling interests	(5,584)	2,149	(3,435)	735	(214)	521

Net change	(1,134)	508	(626)	(9,403)	2,560	(6,843)
Net unrealized gains on derivatives qualifying for cash flow hedges attributable to noncontrolling interests			—			—

Net unrealized losses on derivatives qualifying for cash flow hedges attributable to Mitsubishi UFJ Financial Group			(626)			(6,843)

Defined benefit plans:
Defined benefit plans	31,778	(10,240)	21,538	26,282	(8,022)	18,260
Reclassification adjustment for gains (losses) included in net income before attribution of noncontrolling interests	4,659	(1,588)	3,071	(2,643)	878	(1,765)

Net change	36,437	(11,828)	24,609	23,639	(7,144)	16,495
Defined benefit plans attributable to noncontrolling interests			5			36

Defined benefit plans attributable to Mitsubishi UFJ Financial Group			24,604			16,459

Foreign currency translation adjustments:
Foreign currency translation adjustments	(35,954)	(2,932)	(38,886)	63,376	(35,893)	27,483
Reclassification adjustment for gains (losses) included in net income before attribution of noncontrolling interests	2,961	—	2,961	(2,685)	851	(1,834)

Net change	(32,993)	(2,932)	(35,925)	60,691	(35,042)	25,649
Foreign currency translation adjustments attributable to noncontrolling interests			2,043			(11,467)

Foreign currency translation adjustments attributable to Mitsubishi UFJ Financial Group			(37,968)			37,116

Other comprehensive income (loss) attributable to Mitsubishi UFJ Financial Group			¥233,319			¥(47,313)

Note:	(1)	Included unrealized gains (losses) related to only debt securities in six months ended on September 30, 2018.

The following table presents the effect of the reclassification of significant items out of Accumulated OCI on the respective line items of the accompanying condensed consolidated statements of income for the six months ended September 30, 2017 and 2018:

	Six months ended September 30,
	2017	2018
Details of Accumulated OCI components	Amount reclassified out of Accumulated OCI		Line items in the consolidated statements of income
	(in millions)
Net unrealized losses (gains) on investment securities
Net gains on sales and redemptions of Available-for-sale debt securities(1)	¥(181,530)	¥(14,476)	Investment securities gains—net
Other	6,132	(18)

	(175,398)	(14,494)	Total before tax
	52,011	4,626	Income tax expense

	¥(123,387)	¥(9,868)	Net of tax

Net debt valuation adjustments	¥(111)	¥829	Equity in earnings of equity method investees—net

	(111)	829	Total before tax
	34	(253)	Income tax expense

	¥(77)	¥576	Net of tax

Net unrealized losses (gains) on derivatives qualifying for cash flow hedges
Interest rate contracts	¥(5,471)	¥816	Interest income on Loans, including fees
Other	(113)	(81)

	(5,584)	735	Total before tax
	2,149	(214)	Income tax expense

	¥(3,435)	¥521	Net of tax

Defined benefit plans
Net actuarial loss(2)	¥10,249	¥4,452	Other non-interest expenses
Prior service cost(2)	(3,518)	(3,095)	Other non-interest expenses
Loss (gain) on settlements and curtailment, and other(2)	(2,072)	(4,000)	Other non-interest expenses

	4,659	(2,643)	Total before tax
	(1,588)	878	Income tax expense

	¥3,071	¥(1,765)	Net of tax

Foreign currency translation adjustments	¥—	¥(2,686)	Other non-interest income
	2,961	1	Other non-interest expenses

	2,961	(2,685)	Total before tax
	—	851	Income tax expense

	¥2,961	¥(1,834)	Net of tax

Total reclassifications for the period	¥(173,473)	¥(18,258)	Total before tax
	52,606	5,888	Income tax expense

	¥(120,867)	¥(12,370)	Net of tax

Notes:	(1)	Included unrealized gains (losses) related to only debt securities in six months ended on September 30, 2018, while included unrealized gains (losses) related to both debt and equity securities in six months ended on September 30, 2017.
	(2)	These Accumulated OCI components are components of net periodic benefit cost. See Note 7 for more information.